Capital Requirements (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2016	Dec. 31, 2019	Dec. 31, 2020
The actual and required capital amounts and ratios for the Company and the Bank
Total capital (to risk-weighted assets), Actual Amount		$ 179,430	$ 193,220
Total capital (to risk-weighted assets), Actual Ratio (as a percent)		14.89	14.97
Total capital (to risk-weighted assets), Minimum Capital Required Under Basel III Phase-In, Ratio (as percent)		8.00%	8.00%
Total capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount		$ 126,511	$ 135,518
Total capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (as a percent)		10.50	10.50
Tier I capital (to risk-weighted assets), Actual Amount		$ 157,139	$ 172,591
Tier I capital (to risk-weighted assets), Actual, Ratio (as a percent)		13.04	13.37
Tier I capital (to risk-weighted assets), Minimum Capital Required Under Basel III Phase-In, Ratio (as a percent)		6.00%	6.00%
Tier I capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount		$ 102,414	$ 109,705
Tier I capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (as a percent)		8.50	8.50
Common Equity Tier I Capital (to risk-weighted assets), Actual Amount		$ 118,793	$ 129,061
Common Equity Tier I Capital (to risk-weighted assets), Actual Ratio (as a percent)		9.86	10.00
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Under Basel III Phase-In, Ratio (as a percent)		4.50%	4.50%
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount		$ 84,341	$ 90,345
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (as a percent)		7.00%	7.00%
Tier I Leverage Ratio (to adjusted average assets), Actual Amount		$ 157,139	$ 172,591
Tier I Leverage Ratio (to adjusted average assets), Actual Ratio (as a percent)		10.73	10.19
Tier I Leverage Ratio (to adjusted average assets) Minimum Capital Required Under Basel III Phase-In, Ratio (as a percent)		4.00%	4.00%
Tier I Leverage Ratio (to adjusted average assets), Minimum Capital Required Basel III Fully Phased-In, Amount		$ 58,562	$ 67,724
Tier I Leverage Ratio (to adjusted average assets) Minimum Capital Required Basel III Fully Phased-In, Ratio (as a percent)		4.00	4.00
Capital conversion buffer rate (Percent)		2.50%
Capital conversion buffer period	4 years
Risk weighted assets (as a percent)	0.625%
Increase in percentage points of risk weighted assets	0.625%
Bank
The actual and required capital amounts and ratios for the Company and the Bank
Total capital (to risk-weighted assets), Actual Amount		$ 175,459	$ 191,504
Total capital (to risk-weighted assets), Actual Ratio (as a percent)		14.60	14.87
Total capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount		$ 126,165	$ 135,186
Total capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (as a percent)		10.50	10.50
Total capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount		$ 120,158	$ 128,748
Total capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Ratio (as a percent)		10.00	10.00
Tier I capital (to risk-weighted assets), Actual Amount		$ 162,822	$ 175,384
Tier I capital (to risk-weighted assets), Actual, Ratio (as a percent)		13.55	13.62
Tier I capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount		$ 102,134	$ 109,436
Tier I capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (as a percent)		8.50	8.50
Tier I capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount		$ 96,126	$ 102,999
Tier I capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Ratio (as a percent)		8.00	8.00
Common Equity Tier I Capital (to risk-weighted assets), Actual Amount		$ 162,822	$ 175,384
Common Equity Tier I Capital (to risk-weighted assets), Actual Ratio (as a percent)		13.55	13.62
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount		$ 84,110	$ 90,124
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (as a percent)		7.00%	7.00%
Common Equity Tier I Capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount		$ 78,102	$ 83,686
Common Equity Tier I Capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Ratio (as a percent)		6.50%	6.50%
Tier I Leverage Ratio (to adjusted average assets), Actual Amount		$ 162,822	$ 175,384
Tier I Leverage Ratio (to adjusted average assets), Actual Ratio (as a percent)		11.18	10.41
Tier I Leverage Ratio (to adjusted average assets), Minimum Capital Required Basel III Fully Phased-In, Amount		$ 58,280	$ 67,394
Tier I Leverage Ratio (to adjusted average assets) Minimum Capital Required Basel III Fully Phased-In, Ratio (as a percent)		4.00	4.00
Tier I Leverage Ratio (to adjusted average assets), Required to be Considered Well-Capitalized, Amount		$ 72,850	$ 84,243
Tier I Leverage Ratio (to adjusted average assets), Required to be Considered Well-Capitalized, Ratio (as a percent)		5.00	5.00